Quarterly Report
May 31, 2024
MFS®  Global New
Discovery Fund
GND-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace & Defense – 6.2%
Howmet Aerospace, Inc.	22,103	$1,871,019
Melrose Industries PLC	185,356	1,469,864
Singapore Technologies Engineering Ltd.	194,000	602,966
Teledyne Technologies, Inc. (a)	1,926	764,526
		$4,708,375
Apparel Manufacturers – 1.9%
Burberry Group PLC	42,567	$563,679
Skechers USA, Inc., “A” (a)	12,089	863,396
		$1,427,075
Automotive – 3.3%
Atmus Filtration Technologies, Inc. (a)	21,051	$649,213
Lear Corp.	5,052	633,268
LKQ Corp.	27,723	1,192,921
		$2,475,402
Brokerage & Asset Managers – 4.6%
B3 S.A. - Brasil Bolsa Balcao	390,900	$796,555
Cboe Global Markets, Inc.	5,109	883,806
Euronext N.V.	14,393	1,418,948
The Carlyle Group, Inc.	8,587	368,897
		$3,468,206
Business Services – 4.7%
Elis S.A.	16,588	$420,990
Gruppo Mutuionline S.p.A.	11,734	480,893
IMCD Group N.V.	4,021	608,200
NS Solutions Corp.	26,900	874,183
RS Group PLC	63,210	570,423
UL Solutions, Inc.	16,188	624,371
		$3,579,060
Chemicals – 3.0%
Borregaard ASA	43,015	$788,477
Element Solutions, Inc.	33,637	808,297
UPL Ltd.	104,156	637,690
		$2,234,464
Computer Software – 3.3%
Dun & Bradstreet Holdings, Inc.	54,167	$519,462
Kinaxis, Inc. (a)	6,167	662,649
OBIC Co. Ltd.	5,100	660,423
Totvs S.A.	111,600	610,400
		$2,452,934
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	10,282	$732,009
Kardex AG	2,313	639,531
Rapid7, Inc. (a)	10,608	383,373
		$1,754,913
Construction – 6.3%
Allegion PLC	4,538	$552,819
AZEK Co., Inc. (a)	15,091	723,764
Breedon Group PLC	156,043	777,293

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mid-America Apartment Communities, Inc., REIT	5,905	$789,557
Summit Materials, Inc., “A” (a)	29,591	1,143,396
Sun Communities, Inc., REIT	6,642	783,690
		$4,770,519
Consumer Services – 0.9%
Boyd Group Services, Inc.	3,994	$668,602
Containers – 1.4%
Mayr-Melnhof Karton AG	3,790	$473,002
Verallia S.A.	14,954	617,561
		$1,090,563
Electrical Equipment – 1.7%
nVent Electric PLC	15,984	$1,300,778
Electronics – 3.4%
ASM International N.V.	1,897	$1,337,986
Onto Innovation, Inc. (a)	3,248	703,842
VAT Group AG	1,003	550,034
		$2,591,862
Energy - Independent – 0.7%
Matador Resources Co.	7,994	$507,219
Engineering - Construction – 2.5%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	194,965	$678,209
Jacobs Solutions, Inc.	8,631	1,202,644
		$1,880,853
Entertainment – 2.0%
CTS Eventim AG	8,752	$754,011
Lottery Corp. Ltd.	229,953	749,661
		$1,503,672
Food & Beverages – 5.3%
Bakkafrost P/F	10,803	$598,109
Cranswick PLC	32,115	1,832,486
S Foods, Inc.	21,600	391,261
Toyo Suisan Kaisha Ltd.	8,900	640,060
Universal Robina Corp.	278,500	509,219
		$3,971,135
General Merchandise – 1.7%
B&M European Value Retail S.A.	187,769	$1,308,763
Insurance – 1.9%
AUB Group Ltd.	72,362	$1,433,959
Internet – 1.6%
Digital Garage, Inc.	20,600	$319,890
Scout24 AG	11,349	852,145
		$1,172,035
Machinery & Tools – 9.9%
AGCO Corp.	5,961	$639,794
Azbil Corp.	16,200	447,720
IDEX Corp.	3,201	667,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Interpump Group S.p.A	10,151	$478,098
Nordson Corp.	2,142	502,770
RB Global, Inc.	13,993	1,017,011
SIG Combibloc Group AG	25,536	531,154
Veralto Corp.	10,723	1,057,073
Wabtec Corp.	10,265	1,737,146
Zurn Elkay Water Solutions Corp.	12,833	401,801
		$7,480,424
Medical & Health Technology & Services – 3.2%
AS ONE Corp.	26,200	$415,480
ICON PLC (a)	5,043	1,638,067
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	227,226	344,654
		$2,398,201
Medical Equipment – 3.9%
Envista Holdings Corp. (a)	22,910	$443,538
Gerresheimer AG	7,029	800,815
STERIS PLC	5,930	1,321,678
Tecan Group AG	1,080	383,074
		$2,949,105
Oil Services – 1.2%
TechnipFMC PLC (a)	35,262	$923,512
Other Banks & Diversified Financials – 1.1%
Shizuoka Financial Group, Inc.	81,400	$841,535
Pollution Control – 2.5%
Daiseki Co. Ltd.	24,800	$510,145
GFL Environmental, Inc.	43,239	1,360,732
		$1,870,877
Real Estate – 3.2%
Big Yellow Group PLC, REIT	37,691	$599,386
Catena AB	12,406	636,680
LEG Immobilien SE	5,901	520,170
Unite Group PLC, REIT	55,935	666,255
		$2,422,491
Restaurants – 3.0%
Pluxee N.V. (a)	17,655	$550,751
Sodexo	6,663	620,194
U.S. Foods Holding Corp. (a)	10,881	574,843
Yum China Holdings, Inc.	15,302	547,199
		$2,292,987
Specialty Chemicals – 3.5%
Axalta Coating Systems Ltd. (a)	15,005	$534,028
Croda International PLC	6,037	353,493
Essentra PLC	294,728	621,416
Symrise AG	9,744	1,154,887
		$2,663,824
Specialty Stores – 4.0%
Burlington Stores, Inc. (a)	5,138	$1,233,377
Multiplan Empreendimentos Imobiliarios S.A.	188,734	815,910
NISHIMATSUYA CHAIN Co., Ltd.	37,300	545,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
ZOZO, Inc.	19,300	$451,375
		$3,046,472
Telecommunications - Wireless – 0.9%
Wireless Infrastructure Italian S.p.A.	64,090	$702,137
Trucking – 1.4%
Saia, Inc. (a)	1,238	$506,936
XPO, Inc. (a)	5,060	541,319
		$1,048,255
Total Common Stocks		$72,940,209
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 5.38% (v)	2,429,911	$2,430,153

Other Assets, Less Liabilities – 0.3%		202,438
Net Assets – 100.0%		$75,572,800
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,430,153 and $72,940,209, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,993,997	$—	$—	$29,993,997
United Kingdom	599,386	8,163,672	—	8,763,058
Japan	2,262,003	3,835,879	—	6,097,882
Germany	2,927,141	1,154,887	—	4,082,028
Canada	3,708,994	—	—	3,708,994
France	550,751	3,077,693	—	3,628,444
Brazil	2,222,865	—	—	2,222,865
Australia	—	2,183,620	—	2,183,620
Switzerland	—	2,103,793	—	2,103,793
Other Countries	3,131,304	7,024,224	—	10,155,528
Mutual Funds	2,430,153	—	—	2,430,153
Total	$47,826,594	$27,543,768	$—	$75,370,362
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/23	$0
Realized gain (loss)	(747,538)
Change in unrealized appreciation or depreciation	1,010,785
Sales	(263,247)
Balance as of 5/31/24	$—
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,435,476	$14,104,901	$13,110,143	$(181)	$100	$2,430,153
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$101,176	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2024, are as follows:
United States	43.2%
United Kingdom	11.6%
Japan	8.1%
Germany	5.4%
Canada	4.9%
France	4.8%
Brazil	2.9%
Australia	2.9%
Switzerland	2.8%
Other Countries	13.4%